Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 4 — Fair Value Measurement

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 — Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 — Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

As of September 30, 2025 and December 31, 2024, the Company’s financial assets and liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	As of September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets (Bitcoin)	$972	$—	$—	$972
Liabilities:
Related Party Convertible Notes at fair value	$—	$—	$4,127	$4,127
Loans payable - related party	—	—	14,359	14,359
Warrant liabilities - Private Placement Warrants	—	—	287	287
Warrant liabilities - Representative’s Warrants	—	—	23	23
Total liabilities measured at fair value	$—	$—	$18,797	$18,797

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related Party Convertible Notes at fair value	$—	$—	$2,234	$2,234
Total liabilities measured at fair value	$—	$—	$2,234	$2,234

The Private Placement Warrants and the Representative’s Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statements of operations.

The Company uses a Monte Carlo simulation model to value the Private Placement Warrants and the Representative’s Warrants. The Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its Common Stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at September 30, 2025 and July 11, 2025 (the “Closing Date”):

	September 30, 2025	July 11, 2025
Input
Risk-free interest rate	3.73%	3.99%
Expected term (years)	4.8	5.00
Expected volatility	91.80%	42.00%
Exercise price	$11.50	$11.50
Fair value of Common Stock	$0.30	$2.50

Warrant Liabilities

The following table provides a summary of the changes in the fair value of the Company’s Level 3 warrant liabilities that are measured at fair value on a recurring basis for the three and nine months ended September 30, 2025 (in thousands):

	Private Placement Warrants	Representative’s Warrants	Total Level 3 Warrant liabilities
Fair value at Beginning of period	$-	$-	$-
Assumption of warrant liabilities	1,107	87	1,194
Change in fair value of warrant liabilities	(820)	(64)	(884)
Fair value at September 30, 2025	$287	$23	$311

Convertible notes payable, related party

The Tasly Convertible note and the Convertible Promissory Note – Related Party (collectively “Related Party Convertible Debt Payable”) were valued using a Probability Weighted Expected Return Model to fair value the convertible note. The intrinsic conversion value as of September 30, 2025 is zero and the note has matured and is payable at the principal amounts plus accrued interest.  Therefore, the fair value of the note is the face amount of the debt.

The following table provides a summary of the changes in the fair value of the Company’s Level 3 Related Party Convertible Debt Payable for the three and nine months ended September 30, 2025 and 2024 (in thousands):

Related Party Convertible Debt Payable, at Fair Value
Fair value as of January 1, 2025	$2,234
Loss on change in the fair value of related party convertible debt	156
Fair value as of March 31, 2025	2,390
Loss on change in the fair value of related party convertible debt	153
Fair value as of June 30, 2025	2,543
Assumption of related party convertible note upon closing of the Business Combination	2,162
Gain on change in the fair value of related party convertible debt	(578)
Fair value as of September 30, 2025	$4,127

Related Party Convertible Debt Payable, at Fair Value
Fair value as of January 1, 2024	$1,714
Issuance of Tasly Convertible Notes	16
Loss on change in the fair value of related party convertible debt	44
Fair value as of March 31, 2024	1,774
Loss on change in the fair value of related party convertible debt	64
Fair value as of June 30, 2024	1,838
Loss on change in the fair value of related party convertible debt	320
Fair value as of September 30, 2024	$2,158

The Company has included a reclassification of $49 thousand and $145 thousand of interest was reclassified from interest expense into gain (loss) on change in the fair value of related party convertible debt for the three and nine months ended September 30, 2024, respectively. This reclassification has no impact on total other income (expense) or net loss and comprehensive net loss.

Loan Payable - Related Party

The Company uses a Monte Carlo simulation model to value the Loan Payable - Related Party. The Loan Payable - Related Party were classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its Common Stock based on historical volatility that matches the expected remaining life of the loans payable. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the loans. The expected life of the loans are assumed to be equivalent to their remaining contractual term.

The key inputs into the Monte Carlo simulation model for the Loan Payable - Related Party were as follows at September 30, 2025 and July 11, 2025:

	September 30, 2025	July 11, 2025
Input
Risk-free interest rate	3.66%	4.00%
Expected term (years)	1.28	1.50
Expected volatility	72.6%	82.70%
Fair value of Common Stock	$0.30	$2.50

The following table provides a summary of the changes in the fair value of the Company’s Level 3 related party loan payable for the three and nine months ended September 30, 2025 (in thousands):

Loans payable - related party
Fair value as of January 1, 2025	$—
Assumption of convertible note upon closing of the Business Combination	3,898
Proceeds Received	11,000
Repayments of debt	(610)
Loss on change in the fair value of related party convertible debt	71
Fair value as of September 30, 2025	$14,359

Note 3 — Fair Value Measurement

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 —	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 —	Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 —	Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

As of December 31, 2024 and 2023, the Company had no financial assets measured at fair value on a recurring basis.

As of December 31, 2024 and 2023, the Company’s financial liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	Fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,235	$2,235
Total liabilities measured at fair value	$—	$—	$2,235	$2,235

	Fair value as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$1,714	$1,714
Total assets measured at fair value	$—	$—	$1,714	$1,714

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments for the years ended December 31, 2024 and 2023 (in thousands):

Tasly convertible debt at fair value
Fair value as of January 1, 2023	$—
Issuance of Convertible Notes	1,600
Accrued stated interest	92
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	22
Fair value as of December 31, 2023	$1,714

Fair value as of January 1, 2024	$1,714
Issuance of Convertible Notes	16
Accrued stated interest	194
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	311
Fair value as of December 31, 2024	$2,235

The Company elected to measure its Tasly convertible debt at fair value (Note 5) with changes in fair value reported in earnings as they occur. The Convertible Debt fair values were determined using the discounted cash flow methodology based on probability weighted scenarios of the convertible notes conversion. At issuance of the first $1 million on June 26, 2023 the time to event was 0.28 years and the discount rate applied was 14.54%. At issuance of the next $0.3 million on July 20, 2023, the time to event was 0.22 years and the discount rate applied was 13.82%. At issuance of the additional $0.3 million on August 15, 2023, the time to event was 0.15 years and the discount rate applied was 13.70%. The final amount which was less than $0.02 million was issued on February 6, 2024; the time to event was 0.66 years and the discount rate applied was 13.69%.

On December 31, 2024 the time event was 0.41 years and the discount rate applied was 11.78%. The fair value of the convertible debt as of December 31, 2023 was $1.71 million and the fair value as of December 31, 2024 was $2.2 million.